Share Options	6 Months Ended
Jun. 30, 2024
Share Options [Abstract]
SHARE OPTIONS

NOTE 4 - SHARE OPTIONS

On January 11, 2015, the Company’s Board of Directors approved and adopted the 2015 Share Incentive Plan (the “Plan”), pursuant to which the Company’s Board of Directors may award share options to purchase the Company’s Ordinary Shares as well as restricted shares, RSUs and other share-based awards to designated participants. Subject to the terms and conditions of the Plan, the Company’s Board of Directors has full authority in its discretion, from time to time and at any time, to determine (i) the designated participants; (ii) the terms and provisions of the respective award agreements, including, but not limited to, the number of options to be granted to each optionee, the number of shares to be covered by each option, provisions concerning the time and the extent to which the options may be exercised and the nature and duration of restrictions as to the transferability or restrictions constituting substantial risk of forfeiture and to cancel or suspend awards, as necessary; (iii) determine the fair market value of the shares covered by each award; (iv) make an election as to the type of approved 102 Option under Israeli tax law; (v) designate the type of award; (vi) take any measures, and take actions, as deemed necessary or advisable for the administration and implementation of the Plan; (vii) interpret the provisions of the Plan and to amend from time to time the terms of the Plan.

On May 22, 2024, the Company’s Board of Directors approved to increase the number of Ordinary Shares, reserved out of the Company’s registered share capital, to be issued under the Plan by additional 1,000,000 Ordinary Shares.

The Plan permits the grant of up to 3,069,280 Ordinary Shares subject to adjustments set in the Plan. As of June 30, 2024, considering the effect of previously exercised share options, there were 1,345,019 Ordinary Shares available for future issuance under the Plan.

The following table presents the Company’s share option activity for employees and members of the Board of Directors of the Company under the Plan for the periods of six months ended June 30, 2024 and 2023:

	Number of Share Options	Weighted Average Exercise Price	Weighted average remaining contractual life	Intrinsic value
		$	(years)	$

Outstanding as of December 31, 2023	1,295,367	2.09	6.04	84
Granted	48,600	4.32	-	-
Exercised	(393,651)	1.99	-	-
Cancelled	(7,500)	3.20	-	-
Outstanding as of June 30, 2024 (unaudited)	942,816	2.24	6.71	2,811
Exercisable as of June 30, 2024 (unaudited)	563,204	2.15	5.42	1,730

	Number of Share Options	Weighted Average Exercise Price	Weighted average remaining contractual life	Intrinsic value
		$	(years)	$

Outstanding as of December 31, 2022	1,570,991	1.78	4.97	2,435
Granted	88,800	3.67	9.70	-
Exercised	(18,448)	1.50	-	-
Forfeited or expired	(72,357)	1.96	-	-
Outstanding as of June 30, 2023 (unaudited)	1,568,986	1.88	4.85	1,475
Exercisable as of June 30, 2023 (unaudited)	1,096,887	1.75	3.09	1,174

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the estimated fair value of the Company’s ordinary shares on the last day of the second quarter of each of the applicable reporting periods and the exercise price, multiplied by the number of in-the-money share options) that would have been received by the share option holders had all option holders exercised their share options on June 30 of each of the applicable reporting periods. This amount is impacted by the changes in the fair market value of the Company’s ordinary share.

The outstanding share options as of June 30, 2024 have been separated into ranges of exercise prices, as follows:

Exercise price	Share options outstanding as of June 30, 2024	Weighted average remaining contractual term	Share options exercisable as of June 30, 2024	Weighted average remaining contractual term
	Unaudited
		(years)		(years)
-	17,680	2.7	17,680	2.7
1.14	84,080	2.34	84,080	2.34
1.47	9,600	9.59	-	-
1.48	50,000	9.21	-	-
1.74	12,800	8.80	3,200	8.8
1.83	573,454	7.03	354,325	6.31
2.79	6,400	9.09	-	-
3.20	5,002	7.15	3,439	7.15
4.00	76,000	8.68	31,680	8.68
4.17	28,800	1.53	28,800	1.53
5.02	39,000	9.99	-	-
5.12	40,000	5.04	40,000	5.04
	942,816		563,204

The weighted average grant date fair value of share options granted during the six month periods ended June 30, 2024 and 2023, was $2.45 and $2.07 per share option, respectively. During the six month periods ended June 30, 2024 and 2023, 393,651 and 18,448 share options were exercised for a total amount of $782 and $28, respectively.

The following table presents the assumptions used to estimate the fair values of the share options granted in the reported periods presented:

	six-month period ended June 30,
	2024	2023

Volatility (%)	52.7%-73.5%	61.4%
Risk-free interest rate (%)	4.0%-4.3%	3.7%-4.3%
Dividend yield (%)	-	-
Expected life (years)	6.25	6.25
Exercise price ($)	1.47-5.02	1.74-4.00
Share price ($)	1.72-4.96	1.74-3.73

As of June 30, 2024, there was $774 of unrecognized compensation expense related to unvested share options. The Company recognizes compensation expense over the requisite service periods, which results in a weighted average period of approximately 1.24 years over which the unrecognized compensation expense is expected to be recognized.

The total compensation cost related to all of the Company’s equity-based awards recognized in profit and loss during the periods of six months ended June 30, 2024 and 2023 was comprised as follows:

	Six-month period ended June 30,
	2024	2023
	Unaudited

Research and development	$126	$122
Sales and marketing	11	14
General and administrative	48	40
	$185	$176